Schedule of Deferred Tax Assets and Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Accrued employee benefit plan costs		$ 5,838
Stock based compensation		230
Net operating loss and tax credit carryforwards		3,941
Restructuring fees not currently deductible for tax purposes		3,982
Depreciation and amortization		29,160
Other		3,070
Gross deferred tax assets		46,221
Less valuation allowance	$ (47,700)	(43,218)	$ (2,300)
Net deferred tax assets		3,003
Basis difference in partnership		(716)
Section 1245 recapture		(2,131)
Other		(156)
Gross deferred tax liabilities		$ (3,003)
Predecessor
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Accrued employee benefit plan costs			18,241
Stock based compensation			2,940
Net operating loss and tax credit carryforwards			14,693
Other			5,587
Gross deferred tax assets			41,461
Less valuation allowance			(2,327)
Net deferred tax assets			39,134
Basis difference in partnership			(17,322)
Depreciation and amortization			(27,355)
Gross deferred tax liabilities			(44,677)
Net deferred tax assets (liabilities)			$ (5,543)